Post-retirement benefits - Summary of amount recognised in balance sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	$ (1,551)	$ (2,499)	$ (2,542)
Effect of asset ceiling		(111)
Deficits	(2,486)	(3,370)
Surpluses	935	871
Net deficits on pension plans	(680)	(1,501)
Unfunded [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Unfunded post-retirement healthcare obligation	(871)	(998)
Pension benefits [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(680)	(1,501)
Deficits	(1,615)
Surpluses	935
Net deficits on pension plans	(680)
Other Benefits [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(871)	(998)
Deficits	(871)
Other Benefits [member] | Unfunded [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Unfunded post-retirement healthcare obligation	(871)
Plan assets [Member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	13,203	15,257	13,749
Plan assets [Member] | Pension benefits [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	13,203	15,257
Present value of defined benefit obligation [Member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(14,754)	(17,645)	$ (16,228)
Present value of defined benefit obligation [Member] | Funded [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(13,482)	(16,199)
Present value of defined benefit obligation [Member] | Unfunded [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(1,272)	(1,446)
Present value of defined benefit obligation [Member] | Pension benefits [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(13,883)	(16,647)
Present value of defined benefit obligation [Member] | Pension benefits [member] | Funded [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(13,482)
Present value of defined benefit obligation [Member] | Pension benefits [member] | Unfunded [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(401)
Present value of defined benefit obligation [Member] | Other Benefits [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(871)	$ (998)
Present value of defined benefit obligation [Member] | Other Benefits [member] | Unfunded [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	$ (871)